Marketable Securities	6 Months Ended
Jun. 30, 2018
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

The Group invests in marketable debt securities, which were classified at fair value through profit or loss and as available-for-sale securities. The following is a summary of marketable securities:

a.	Composition:

	June 30,	December 31,
	2018	2017

Fair value through profit or loss (1)	$1,166	$1,209
Available-for-sale	10,753	12,929

	$11,919	$14,138

(1) The Group recognized trading gains in the amount of $21 and $0 during the six months period ended June 30, 2018 and 2017, respectively.

b.	The following is a summary of marketable securities which are classified as available-for-sale:

	June 30,				December 31,
	2018				2017
	Amortized cost	Unrealized losses	Unrealized gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value
Available-for-sale:

Corporate bonds	$10,905	$(152)	$-	$10,753	$12,987	$(58)	$-	$12,929

Total available-for-sale marketable securities	$10,905	$(152)	$-	$10,753	$12,987	$(58)	$-	$12,929

Marketable securities with contractual maturities within one year and from one to three years are as follows:

	Amortized	Unrealized gains (losses)		Market
	cost	Gains	Losses	value

Due within one year	$4,513	$-	$(34)	$4,479

Due after one year through three years	$6,392	$-	$(118)	$6,274

Total	$10,905	$-	$(152)	$10,753

The total fair value of marketable securities with outstanding unrealized losses as of June 30, 2018 amounted to $10,753, while the unrealized losses for these marketable securities amounted to $152.  Of the $152 unrealized losses outstanding as of June 30, 2018, a portion of which in the amount of $45 was related to marketable securities that were in a loss position for more than 12 months and the remaining portion of $107 was related to marketable securities that were in a loss position for less than 12 months.

As of June 30, 2018 and December 31, 2017, management believes the impairments are not other than temporary and therefore the impairment losses were recorded in accumulated other comprehensive income (loss).

The following is the change in the other comprehensive income of available-for-sale securities during the six months ended June 30, 2018:

Other comprehensive income (loss)

Other comprehensive income from available-for-sale securities as of January 1, 2018	$(57)
Losses reclassified into earnings from marketable securities	-
Unrealized losses from available-for-sale securities	(95)
Other comprehensive income from available-for-sale securities as of June 30, 2018	$(152)

The following is the change in the other comprehensive income of available-for-sale securities during the six months ended June 30, 2017:

Other comprehensive income (loss)

Other comprehensive income from available-for-sale securities as of January 1, 2017	$40
Gains reclassified into earnings from marketable securities	(106)
Unrealized losses from available-for-sale securities	45
Other comprehensive loss from available-for-sale securities as of June 30, 2017	$(21)